BALANCE SHEET DETAILS - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Total	$ 33,197	$ 54,633
Less: accumulated depreciation	(31,587)	(53,123)
Total Property, plant and equipment, net	1,610	1,510
Write off of fully depreciated property, plant and equipment	19,600	2,800	$ 7,300
Accumulated depreciation related to derecognized amount of property, plant and equipment	19,600	2,800	$ 7,300
Leasehold improvements
Property, Plant and Equipment
Total	1,591	4,902
Accelerated depreciation related to early termination of a lease		100
Automobiles
Property, Plant and Equipment
Total	1,765	1,748
Software
Property, Plant and Equipment
Total	3,267	5,151
Computer, Equipment and Furniture
Property, Plant and Equipment
Total	26,507	42,786
Other
Property, Plant and Equipment
Total	$ 67	$ 46